RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES	12 Months Ended
Dec. 31, 2019
RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES
RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES

25.     RECONCILIATION OF LIABILITIES ARISING FROM FINANCIAL ACTIVITIES

							Change
					Foreign	Other	in	Change in
	December 31,	Financing	Operating	Acquisitions/	exchange	comprehensive	fair	retained	Other	December 31,
	2018	cash flows	cash flows	Disposals	movement	income	value	earnings	changes[1]	2019

Notes (Note 23)	117,355	72,200	—	—	(5,668)	—	—	—	48	183,935
Bank and other loans (Note 23)	250,780	(93,640)	—	18	(1,057)	—	—	—	3,283	159,384
Lease obligation (Note 24)	160,552	(15,154)	(14,666)	(8,895)	(1,150)	493	—	—	34,128	155,308
Payables related to repurchase of common stock (Note 31)	—	(15,922)	—	—	—	—	—	—	15,922	—
Dividends payable (Note 31)	146	(52,505)	—	—	—	—	—	74,302	1,137	23,080
Payable related to purchase of noncontrolling interests	—	—	—	—	—	—	—	—	—	—
Payables related to transactions under common control	120	(15,312)	—	—	—	—	—	—	15,214	22
Liability under put option agreement (Note 32)	3,735	—	—	—	—	—	1,805	—	(5,467)	73
Receivables related to sale of own shares	—
Неdge asset (net)	(2,796)	(115)	(726)	—	3,299	296	—	—	997	955
Total liabilities arising from financial activities	529,892	(120,448)	(15,392)	(8,877)	(4,576)	789	1,805	74,302	65,262	522,757
(1)

Including accrual of liabilities related to repurchase of common stock, additions under lease agreements, dividends related to non-controlling interest, depreciation of debt issuance cost, modification gain, offsetting the liability under put option with the loan issued to the minority shareholders of MTS Armenia and other changes.

								Effect of new
					Foreign	Other		standards	Change in
	December 31,	Financing	Operating		exchange	comprehensive	Change	on opening	retained	Other	December 31,
	2017	cash flows	cash flows	Acquisitions	movement	income	in fair value	balance	earnings	changes[1]	2018
Notes (Note 23)	108,776	(472)	—	—	8,967	—	—	—	—	84	117,355
Bank and other loans (Note 23)	182,937	70,657	—	167	2,250	22	—	(2,983)	—	(2,270)	250,780
Lease obligation (Note 24)	11,857	(13,577)	(13,684)	690	(1,456)	1,821	—	140,736	—	34,166	160,553
Credit guarantee agreement related to foreign-currency hedge (Note 29)	996	(981)	—	—	(15)	—	—	—	—	—	—
Payables related to repurchase of common stock (Note 31)	—	(22,655)	—	—	—	—	—	—	—	22,655	—
Dividends payable (Note 31)	125	(50,054)	—	—	—	—	—	—	48,921	1,154	146
Payable related to purchase of noncontrolling interests	—	(101)	—	—	—	—	—	—	—	101	—
Payables related to transactions under common control	—	(13,242)	—	13,362	—	—	—	—	—	—	120
Liability under put option agreement (Note 32)	2,424	—	—	—	—	592	719	—	—	—	3,735
Receivables related to sale of own shares	—	89	—	—	—	—	—	—	—	(89)	—
Неdge asset (net)	(8,129)	4,412	(752)	—	(2,837)	129	—	—	—	4,380	(2,797)
Total liabilities arising from financial activities	298,986	(25,924)	(14,436)	14,219	6,909	2,564	719	137,753	48,921	60,181	529,892
(1)	Including accrual of liabilities related to dividends declared, repurchase of common stock, additions under lease agreements, depreciation of debt issuance cost, modification gain and other changes.